Loss Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period	$ (184)	$ (397)
Less: Loss attributable to non-controlling interests	27	19
Loss for the period attributable to ordinary shareholders	$ (157)	$ (378)
Basic weighted-average ordinary shares outstanding	3,950,064	3,877,027
Basic loss per share attributable to ordinary shareholders	$ (0.04)	$ (0.1)
Diluted loss per share attributable to ordinary shareholders	$ (0.04)	$ (0.1)